CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE PROSPECTUS (“PROSPECTUS”)
DATED APRIL 30, 2011, as supplemented

The date of this Supplement is April 3, 2012.

The second paragraph in the section titled “Management – Management services and fees” beginning on page 30 of the Prospectus is deleted and replaced with the following:

Effective June 1, 2011, CMC was entitled to receive a fee from the Growth Fund equal to 0.90% of its daily net assets. Between June 1, 2011 and March 14, 2012, CMC voluntarily waived the management fee for the Growth Fund to 0.60%. Effective on March 15, 2012, CMC has voluntarily waived the management fee for the Growth Fund to 0.52%. Effective June 1, 2011, CMC voluntarily waived the management fee for the Small Cap Fund to 1.00%. Between June 1, 2011 and December 4, 2011, CMC voluntarily waived the management fee for the International Fund to 0.75%. Between December 5, 2011 and March 14, 2012, CMC voluntarily waived the management fee for the International Fund to 0.70%. Effective March 15, 2012, CMC has voluntarily waived the management fee for the International Fund to 0.60%. A discussion regarding the basis for the Board of Trustees’ approval of the management contract with CMC and each subadvisory contract is included in the annual report of the Trust for the fiscal year ended December 31, 2010.

CLEARWATER INVESTMENT TRUST

CLEARWATER GROWTH FUND
CLEARWATER SMALL CAP FUND
CLEARWATER TAX-EXEMPT FUND
CLEARWATER INTERNATIONAL FUND

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED APRIL 30, 2011, AS SUPPLEMENTED

The date of this Supplement is April 3, 2012.

The third paragraph on page 25 in the section titled “MANAGEMENT, ADVISORY AND OTHER SERVICES – Investment Manager” of the SAI is hereby deleted and replaced with the following:

As compensation for its management services and expenses assumed, the investment manager is contractually entitled to receive a management fee at the annual rate of 0.90%, 1.35%, 0.60%, and 1.00% of the net assets of Growth Fund, Small Cap Fund, Tax-Exempt Bond Fund, and International Fund, respectively. Effective July 1, 2008, the investment manager voluntarily reduced the management fee otherwise payable by Tax-Exempt Bond Fund to 0.36%. Between June 1, 2011 and March 14, 2012, CMC voluntarily waived the management fee for the Growth Fund to 0.60%. Effective on March 15, 2012, CMC has voluntarily waived the management fee for the Growth Fund to 0.52%. Between June 1, 2011 and December 4, 2011, CMC voluntarily waived the management fee for the International Fund to 0.75%. Between December 5, 2011 and March 14, 2012, CMC voluntarily waived the management fee for the International Fund to 0.70%. Effective March 15, 2012, CMC has voluntarily waived the management fee for the International Fund to 0.60%. Effective June 1, 2011, CMC has voluntarily waived the management fee for the Small Cap Fund to 1.00%. It is the investment manager’s current intent to continue these fee reductions indefinitely. Nonetheless, the investment manager may terminate this voluntary fee reduction at any time. The investment manager’s fees are calculated and accrued daily as a percentage of each Fund’s daily net assets, and are paid quarterly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.